INTEREST RECEIVABLE (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
INTEREST RECEIVABLE [Abstract]
Interest receivable	$ 1,838,494	$ 675,795
PIK receivable	522,933	177,183
Unused fees		74,314
Total interest receivable	$ 2,434,719	$ 927,292